                                              PROSPECTUS SUPPLEMENT

                                              February 7, 2005

[sidebar]
Supplement dated
February 7, 2005 to
the Prospectus dated
April 30, 2004 of:

GLOBAL FRANCHISE PORTFOLIO

[text]

Morgan Stanley Institutional Fund, Inc.

The section of the Prospectus titled "Portfolio Management" is hereby deleted in its entirety and replaced by the following:

The Portfolio's assets are managed within the Global Franchise team. Current members of the team include Hassan Elmasry, Ewa Borowska, Paras Dodhia, Michael Allison and Jayson Vowles.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.